Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment
Schedule of Property, plant and equipment

In € thousand	June 30, 2024	December 31, 2023
Right to land and buildings and leasehold improvements	18,176	16,163
Vehicles	52	65
Technical equipment and machinery	36,224	25,903
Office and other equipment	4,592	3,304
Assets under construction	22,444	18,556
Carrying amount	81,488	63,991